POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - FAIR VALUE OF PLAN ASETS (DETAILS) (USD $) In Millions	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009
Pension Benefits
Fair value of plan assets	$ 7,962	[1]	$ 6,562	[1]	$ 6,310	[1]
Pension Benefits | Cash and Cash Equivalents
Fair value of plan assets	189		238
Pension Benefits | Cash and Cash Equivalents | Fair Value, Inputs, Level 1
Fair value of plan assets	189		238
Pension Benefits | Cash and Cash Equivalents | Fair Value, Inputs, Level 2
Fair value of plan assets	0		0
Pension Benefits | Cash and Cash Equivalents | Fair Value, Inputs, Level 3
Fair value of plan assets	0		0
Pension Benefits | Government Bonds
Fair value of plan assets	68		62
Pension Benefits | Government Bonds | Fair Value, Inputs, Level 1
Fair value of plan assets	68		62
Pension Benefits | Government Bonds | Fair Value, Inputs, Level 2
Fair value of plan assets	0		0
Pension Benefits | Government Bonds | Fair Value, Inputs, Level 3
Fair value of plan assets	0		0
Pension Benefits | Company Stock
Fair value of plan assets	11		12
Pension Benefits | Company Stock | Fair Value, Inputs, Level 1
Fair value of plan assets	11		12
Pension Benefits | Company Stock | Fair Value, Inputs, Level 2
Fair value of plan assets	0		0
Pension Benefits | Company Stock | Fair Value, Inputs, Level 3
Fair value of plan assets	0		0
Pension Benefits | Common Collective Trust Fund - Equity
Fair value of plan assets	3,612		2,814
Pension Benefits | Common Collective Trust Fund - Equity | Fair Value, Inputs, Level 1
Fair value of plan assets	0		0
Pension Benefits | Common Collective Trust Fund - Equity | Fair Value, Inputs, Level 2
Fair value of plan assets	3,612		2,814
Pension Benefits | Common Collective Trust Fund - Equity | Fair Value, Inputs, Level 3
Fair value of plan assets	0		0
Pension Benefits | Common Collective Trust Fund - Fixed Income
Fair value of plan assets	4,027		3,380
Pension Benefits | Common Collective Trust Fund - Fixed Income | Fair Value, Inputs, Level 1
Fair value of plan assets	0		0
Pension Benefits | Common Collective Trust Fund - Fixed Income | Fair Value, Inputs, Level 2
Fair value of plan assets	4,027		3,380
Pension Benefits | Common Collective Trust Fund - Fixed Income | Fair Value, Inputs, Level 3
Fair value of plan assets	0		0
Pension Benefits | Other Assets
Fair value of plan assets	55		56
Pension Benefits | Other Assets | Fair Value, Inputs, Level 1
Fair value of plan assets	0		0
Pension Benefits | Other Assets | Fair Value, Inputs, Level 2
Fair value of plan assets	0		0
Pension Benefits | Other Assets | Fair Value, Inputs, Level 3
Fair value of plan assets	55		56
Pension Benefits | Fair Value, Inputs, Level 1
Fair value of plan assets	268		312
Pension Benefits | Fair Value, Inputs, Level 2
Fair value of plan assets	7,639		6,194
Pension Benefits | Fair Value, Inputs, Level 3
Fair value of plan assets	55		56
Other Retiree Benefits
Fair value of plan assets	2,975	[2]	2,843	[2]	2,394	[2]
Other Retiree Benefits | Cash and Cash Equivalents
Fair value of plan assets	43		14
Other Retiree Benefits | Cash and Cash Equivalents | Fair Value, Inputs, Level 1
Fair value of plan assets	43		14
Other Retiree Benefits | Cash and Cash Equivalents | Fair Value, Inputs, Level 2
Fair value of plan assets	0		0
Other Retiree Benefits | Cash and Cash Equivalents | Fair Value, Inputs, Level 3
Fair value of plan assets	0		0
Other Retiree Benefits | Company Stock
Fair value of plan assets	2,655		2,535
Other Retiree Benefits | Company Stock | Fair Value, Inputs, Level 1
Fair value of plan assets	0		0
Other Retiree Benefits | Company Stock | Fair Value, Inputs, Level 2
Fair value of plan assets	2,655		2,535
Other Retiree Benefits | Company Stock | Fair Value, Inputs, Level 3
Fair value of plan assets	0		0
Other Retiree Benefits | Common Collective Trust Fund - Equity
Fair value of plan assets	41		43
Other Retiree Benefits | Common Collective Trust Fund - Equity | Fair Value, Inputs, Level 1
Fair value of plan assets	0		0
Other Retiree Benefits | Common Collective Trust Fund - Equity | Fair Value, Inputs, Level 2
Fair value of plan assets	41		43
Other Retiree Benefits | Common Collective Trust Fund - Equity | Fair Value, Inputs, Level 3
Fair value of plan assets	0		0
Other Retiree Benefits | Common Collective Trust Fund - Fixed Income
Fair value of plan assets	232		249
Other Retiree Benefits | Common Collective Trust Fund - Fixed Income | Fair Value, Inputs, Level 1
Fair value of plan assets	0		0
Other Retiree Benefits | Common Collective Trust Fund - Fixed Income | Fair Value, Inputs, Level 2
Fair value of plan assets	232		249
Other Retiree Benefits | Common Collective Trust Fund - Fixed Income | Fair Value, Inputs, Level 3
Fair value of plan assets	0		0
Other Retiree Benefits | Other Assets
Fair value of plan assets	4		2
Other Retiree Benefits | Other Assets | Fair Value, Inputs, Level 1
Fair value of plan assets	0		0
Other Retiree Benefits | Other Assets | Fair Value, Inputs, Level 2
Fair value of plan assets	0		0
Other Retiree Benefits | Other Assets | Fair Value, Inputs, Level 3
Fair value of plan assets	4		2
Other Retiree Benefits | Fair Value, Inputs, Level 1
Fair value of plan assets	43		14
Other Retiree Benefits | Fair Value, Inputs, Level 2
Fair value of plan assets	2,928		2,827
Other Retiree Benefits | Fair Value, Inputs, Level 3
Fair value of plan assets	$ 4		$ 2

[1]	Primarily non-U.S.-based defined benefit retirement plans.
[2]	Primarily U.S.-based other postretirement benefit plans.